3. INVESTMENT SECURITIES	12 Months Ended
Dec. 31, 2016
Investments, Debt and Equity Securities [Abstract]
INVESTMENT SECURITIES

The following is a summary of the securities portfolio by major classification at December 31, 2016 and December 31, 2015.

		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
(in thousands)	Cost	Gains	Losses	Value
December 31, 2016
Available-for-sale:
U.S. Agency obligations	$17,062	$44	$163	$16,943
Collateralized mortgage obligations	42,439	300	242	42,497
Mortgage-backed securities	75,138	213	1,478	73,873
Municipal bonds	60,901	474	698	60,677
Other	3,676	29	254	3,451
	$199,216	$1,060	$2,835	$197,441

December 31, 2015
Available-for-sale:
U.S. Agency obligations	$19,778	$196	$73	$19,901
Collateralized mortgage obligations	60,826	321	206	60,941
Mortgage-backed securities	31,074	326	90	31,310
Municipal bonds	53,163	1,346	75	54,434
Other	2,677	10	377	2,310
	$167,518	$2,199	$821	$168,896

The fair values of securities available-for-sale at December 31, 2016 by contractual maturity are shown below. Actual expected maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations.

		After One	After Five		No Stated
	Within	Within	Within	After	Maturity
(in thousands)	1 Year	Five Years	Ten Years	Ten Years	Date	Total
U.S. Agency obligations	$—	$—	$—	$16,943	$—	$16,943
Collateralized mortgage obligations	—	—	—	42,497	—	42,497
Mortgage-backed securities	—	7,581	5,341	60,951	—	73,873
Municipal bonds	—	1,771	6,087	52,819	—	60,677
Other	—	—	1,500	—	1,951	3,451
	$—	$9,352	$12,928	$173,210	$1,951	$197,441

The following tables show gross unrealized losses and fair values of investment securities, aggregated by investment category and length of time that the individual securities have been in a continuous unrealized loss position on December 31, 2016 and 2015.

	Less Than 12 Months		12 Months or Greater		Total
(in thousands)		Unrealized		Unrealized		Unrealized
December 31, 2016	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses
Securities available-for-sale:
U.S. Agency obligations	$10,334	$163	$—	$—	$10,334	$163
Collateralized mortgage obligations	18,124	242	—	—	18,124	242
Mortgage-backed securities	58,825	1,478	—	—	58,825	1,478
Municipal bonds	33,110	698	—	—	33,110	698
Other	1,897	254	—	—	1,897	254
Total temporarily impaired securities	$122,290	$2,835	$—	$—	$122,290	$2,835

	Less Than 12 Months		12 Months or Greater		Total
(in thousands)		Unrealized		Unrealized		Unrealized
December 31, 2015	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses
Securities available-for-sale:
U.S. Agency obligations	$3,007	$—	$3,178	$73	$6,185	$73
Collateralized mortgage obligations	26,086	159	2,983	47	29,069	206
Mortgage-backed securities	18,575	90	—	—	18,575	90
Municipal bonds	3,896	6	7,990	69	11,886	75
Other	1,774	377	—	—	1,774	377
Total temporarily impaired securities	$53,338	$632	$14,151	$189	$67,489	$821

The table below summarizes the number of investment securities in an unrealized loss position:

Available-for-sale:	December 31,
(in thousands)	2016	2015
U.S. Agency obligations	5	3
Collateralized mortgage obligations	6	7
Mortgage-backed securities	13	6
Municipal bonds	53	22
Other	1	1
	78	39

The unrealized losses primarily relate to debt securities that have incurred fair value reductions due to higher market interest rates since the securities were purchased.  The unrealized losses are not likely to reverse unless and until market interest rates decline to the levels that existed when the securities were purchased. Since none of the unrealized losses on the debt securities in 2016 or 2015 relate to the marketability of the securities or the issuer’s ability to honor redemption obligations and since management has the intent to hold these securities until maturity and believes it is more likely than not that the Company will not have to sell any such securities before a recovery of cost given the current liquidity position, none of those debt securities are deemed to be other than temporarily impaired.

The following table summarizes securities gains and losses for the periods presented:

	Year ended December 31,
(in thousands)	2016	2015	2014
Gross gains on sales of securities available for sale	$193	$590	$208
Gross losses on sales of securities available for sale	(299)	(48)	(121)
Total securities gains	$(106)	$542	$87

Securities with a fair value of $75.8 million and $78.4 million were pledged as of December 31, 2016 and 2015, respectively, to secure repurchase agreements, lines of credit and other borrowings.